Segment Results and Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Statement of operations
Revenue	$ 2,013.7	[1]	$ 2,021.2	[1]	$ 2,301.0	[1]
Operating costs	(1,284.9)	[1]	(1,324.6)	[1]	(1,380.0)	[1]
Operating profit/(loss)	728.8	[1]	696.6	[1]	921.0	[1]
Amortization and depreciation	(344.6)	[1]	(304.1)	[1]	(323.9)	[1]
Net operating profit/(loss)	384.2	[1]	392.5	[1]	597.1	[1]
Investment income	16.7	[1]	12.9	[1]	13.6	[1]
Finance expense	(34.0)	[1]	(14.5)	[1]	(2.0)	[1]
Other items as detailed in statement of operations	(62.6)	[1]	(73.2)	[1]	(65.2)	[1]
Royalties	(43.2)	[1]	(34.4)	[1]	(40.1)	[1]
Current taxation	(84.4)	[1]	(57.9)	[1]	(91.9)	[1]
Deferred taxation	44.4	[1]	125.4	[1]	(75.6)	[1]
Profit/(loss) after taxation	221.1	[1]	350.9	[1]	335.9	[1]
Balance sheet
Total assets (excluding deferred tax assets)	2,129.5	[1]	2,449.3	[1]
Total liabilities (excluding deferred tax liabilities)	646.8	[1]	2,871.6	[1]
Net deferred tax liability	408.9	[1]	542.9	[1]
Total equity	1,073.8	[1]	(965.2)	[1]
Sustaining capital expenditure	106.1	[1]	119.5	[1]
Ore reserve development	196.1	[1]	259.8	[1]
Capital expenditure	302.2	[1]	379.3	[1]
Operating Segments [Member] | Driefontein Division [Member]
Statement of operations
Revenue	850.3		726.1		905.7
Operating costs	(508.4)		(525.3)		(539.9)
Operating profit/(loss)	341.9		200.8		365.8
Amortization and depreciation	(151.9)		(120.5)		(117.7)
Net operating profit/(loss)	190.0		80.3		248.1
Investment income	5.7		4.7		4.8
Finance expense	(20.1)		(7.8)		(6.2)
Other items as detailed in statement of operations	(29.9)		(25.7)		(39.2)
Royalties	(20.7)		(8.1)		(18.2)
Current taxation	(44.6)		(2.8)		(46.6)
Deferred taxation	18.2		46.1		(15.7)
Profit/(loss) after taxation	98.5	[1]	86.9	[1]	127.0	[1]
Balance sheet
Total assets (excluding deferred tax assets)	962.8		1,133.9
Total liabilities (excluding deferred tax liabilities)	274.1		398.4
Net deferred tax liability	141.0		190.5
Total equity	547.7		545.0
Sustaining capital expenditure	33.4		29.5
Ore reserve development	73.2		103.7
Capital expenditure	106.6		133.2
Operating Segments [Member] | Kloof Division [Member]
Statement of operations
Revenue	724.4		817.3		839.9
Operating costs	(427.2)		(476.1)		(485.5)
Operating profit/(loss)	297.2		341.2		354.4
Amortization and depreciation	(114.2)		(88.7)		(112.7)
Net operating profit/(loss)	183.0		252.5		241.7
Investment income	4.9		4.5		4.7
Finance expense	(15.8)		(9.5)		(4.7)
Other items as detailed in statement of operations	(25.3)		(20.4)		(22.3)
Royalties	(15.3)		(17.7)		(17.3)
Current taxation	(28.5)		(37.4)		(41.9)
Deferred taxation	1.9		25.3		(24.0)
Profit/(loss) after taxation	104.9	[1]	197.3	[1]	136.2	[1]
Balance sheet
Total assets (excluding deferred tax assets)	860.6		992.4
Total liabilities (excluding deferred tax liabilities)	223.2		342.4
Net deferred tax liability	154.7		188.7
Total equity	482.7		461.3
Sustaining capital expenditure	47.9		61.6
Ore reserve development	87.9		101.4
Capital expenditure	135.8		163.0
Operating Segments [Member] | Beatrix Division [Member]
Statement of operations
Revenue	439.0		477.8		555.4
Operating costs	(311.6)		(320.2)		(331.6)
Operating profit/(loss)	127.4		157.6		223.8
Amortization and depreciation	(55.0)		(77.1)		(71.2)
Net operating profit/(loss)	72.4		80.5		152.6
Investment income	2.9		2.4		2.5
Finance expense	(7.6)		(3.6)		(2.9)
Other items as detailed in statement of operations	(102.4)		(9.9)		(12.8)
Royalties	(7.2)		(8.6)		(4.6)
Current taxation	(10.1)		(14.8)		(0.3)
Deferred taxation	35.0		29.1		(43.4)
Profit/(loss) after taxation	(17.0)	[1]	74.9	[1]	91.1	[1]
Balance sheet
Total assets (excluding deferred tax assets)	345.4		313.1
Total liabilities (excluding deferred tax liabilities)	109.1		(26.8)
Net deferred tax liability	58.9		110.3
Total equity	177.4		229.6
Sustaining capital expenditure	20.9		25.7
Ore reserve development	35.0		54.7
Capital expenditure	55.9		80.4
Operating Segments [Member] | Corporate and Other [Member]
Statement of operations
Amortization and depreciation	(2.2)	[2]	(2.3)	[2]	(2.2)	[2]
Net operating profit/(loss)	(2.2)	[2]	(2.3)	[2]	(2.2)	[2]
Investment income	3.2	[2]	1.3	[2]	1.6	[2]
Finance expense	(0.3)	[2]	(0.7)	[2]
Other items as detailed in statement of operations	(17.1)	[2]	(4.1)	[2]	(0.3)	[2]
Current taxation	(1.2)	[2]	(3.0)	[2]	(3.1)	[2]
Deferred taxation	2.7	[2]	2.0	[2]	(0.2)	[2]
Profit/(loss) after taxation	(14.9)	[1],[2]	(6.9)	[1],[2]	(4.2)	[1],[2]
Balance sheet
Total assets (excluding deferred tax assets)	(238.4)	[2]	(143.5)	[2]
Total liabilities (excluding deferred tax liabilities)	54.8	[2]	2,224.9	[2]
Net deferred tax liability	3.2	[2]	(3.8)	[2]
Total equity	(296.4)	[2]	(2,364.6)	[2]
Sustaining capital expenditure	3.9	[2]	2.7	[2]
Capital expenditure	3.9	[2]	2.7	[2]
Group Consolidated- IFRS [Member]
Statement of operations
Revenue	2,013.7	[1]	2,021.2	[1]	2,301.0	[1]
Operating costs	(1,247.2)	[1]	(1,321.6)	[1]	(1,357.0)	[1]
Operating profit/(loss)	766.5	[1]	699.6	[1]	944.0	[1]
Amortization and depreciation	(323.3)	[1]	(288.5)	[1]	(303.8)	[1]
Net operating profit/(loss)	443.2	[1]	411.1	[1]	640.2	[1]
Investment income	16.7	[1]	12.9	[1]	13.6	[1]
Finance expense	(43.8)	[1]	(21.6)	[1]	(13.8)	[1]
Other items as detailed in statement of operations	(174.7)	[1]	(60.1)	[1]	(74.6)	[1]
Royalties	(43.2)	[1]	(34.4)	[1]	(40.1)	[1]
Current taxation	(84.4)	[1]	(57.9)	[1]	(91.9)	[1]
Deferred taxation	57.7	[1]	102.5	[1]	(83.3)	[1]
Profit/(loss) after taxation	171.5	[1]	352.5	[1]	350.1	[1]
Balance sheet
Total assets (excluding deferred tax assets)	1,930.4		2,295.9
Total liabilities (excluding deferred tax liabilities)	661.2		2,938.9
Net deferred tax liability	357.8		485.7
Total equity	911.4		(1,128.7)
Sustaining capital expenditure	106.1		119.5
Ore reserve development	196.1		259.8
Capital expenditure	302.2		379.3
Reclassifications [Member]
Statement of operations
Revenue
Operating costs	(37.7)		(3.0)		(23.0)
Operating profit/(loss)	(37.7)		(3.0)		(23.0)
Amortization and depreciation
Net operating profit/(loss)	(37.7)		(3.0)		(23.0)
Investment income
Finance expense	9.8		7.1		11.8
Other items as detailed in statement of operations	27.9		(4.1)		11.2
Royalties
Current taxation
Deferred taxation
Profit/(loss) after taxation		[1]
Reclassified Group Consolidated - IFRS [Member]
Statement of operations
Revenue	2,013.7	[1]	2,021.2	[1]	2,301.0	[1]
Operating costs	(1,284.9)	[1]	(1,324.6)	[1]	(1,380.0)	[1]
Operating profit/(loss)	728.8	[1]	696.6	[1]	921.0	[1]
Amortization and depreciation	(323.3)	[1]	(288.5)	[1]	(303.8)	[1]
Net operating profit/(loss)	405.5	[1]	408.1	[1]	617.2	[1]
Investment income	16.7	[1]	12.9	[1]	13.6	[1]
Finance expense	(34.0)	[1]	(14.5)	[1]	(2.0)	[1]
Other items as detailed in statement of operations	(146.8)	[1]	(64.2)	[1]	(63.4)	[1]
Royalties	(43.2)	[1]	(34.4)	[1]	(40.1)	[1]
Current taxation	(84.4)	[1]	(57.9)	[1]	(91.9)	[1]
Deferred taxation	57.7	[1]	102.5	[1]	(83.3)	[1]
Profit/(loss) after taxation	171.5	[1]	352.5	[1]	350.1	[1]
Reconciling Items [Member]
Statement of operations
Amortization and depreciation	(21.3)		(15.6)		(20.1)
Net operating profit/(loss)	(21.3)		(15.6)		(20.1)
Other items as detailed in statement of operations	84.2		(9.0)		(1.8)
Deferred taxation	(13.3)		22.9		7.7
Profit/(loss) after taxation	49.6	[1]	(1.7)	[1]	(14.2)	[1]
Balance sheet
Total assets (excluding deferred tax assets)	199.1		153.4
Total liabilities (excluding deferred tax liabilities)	(14.4)		(67.3)
Net deferred tax liability	51.1		57.2
Total equity	$ 162.4		$ 163.5

[1]	Figures may not add as they are rounded independently.
[2]	Corporate and other represents items to reconcile segment data to consolidated financial statement totals.